Preferred and Common Stock (Table) (Details) - USD ($) $ in Thousands				1 Months Ended	4 Months Ended	6 Months Ended
	Apr. 30, 2015	Apr. 24, 2015	Mar. 02, 2015	Jan. 31, 2015	Apr. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance, number of preferred shares						4,378	4,540
Balance, amount						$ 4,750	$ 12,000
Balance, number of common shares						152,104,742	151,664,942
Balance, amount						$ 3,750	$ 0
Series D Preferred Stock
Conversion of 400 shares of the Series D Preferred Stock into 400,000 shares of puttable common stock, shares	(200)		(200)			(400)
Conversion of 400 shares of the Series D Preferred Stock into 400,000 shares of puttable common stock, amount						$ (4,000)
Redemption of Series D Preferred Stock, shares				(250)	(75)	(325)
Redemption of Series D Preferred Stock, amount				$ (2,500)	$ (750)	$ (3,250)
Balance, number of preferred shares						475	1,200	1,200
Balance, amount						$ 4,750	$ 12,000	$ 12,000
Puttable Common Stock
Conversion of 400 shares of the Series D Preferred Stock into 400,000 shares of puttable common stock, shares	200,000		200,000			400,000
Conversion of 400 shares of the Series D Preferred Stock into 400,000 shares of puttable common stock, amount						$ 4,000
Redemption of puttable common stock, shares		(25,000)				(25,000)
Redemption of puttable common stock, amount		$ (250)				$ (250)
Balance, number of common shares						375,000	0	0
Balance, amount						$ 3,750	$ 0	$ 0